ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Description of Business

MedoveX Corp. (the “Company” or “MedoveX”), was incorporated in Nevada on July 30, 2013 as SpineZ Corp. (“SpineZ”) and changed its name to MedoveX Corp. on March 20, 2014. MedoveX is the parent company of Debride Inc. (“Debride”), which was incorporated under the laws of the State of Florida on October 1, 2012.

On March 9, 2015, the Board of Directors of MedoveX and Streamline, Inc., a Minnesota corporation (“Streamline”), approved an Agreement and Plan of Merger (the “Merger Agreement”). On March 24, 2015, Streamline shareholders approved the Merger Agreement and the transaction closed immediately thereafter. Under the Merger Agreement, STML Merger Sub, Inc. a wholly-owned subsidiary of MedoveX, merged with Streamline, and thus Streamline became a wholly-owned subsidiary of MedoveX. Streamline is in the business of designing, developing, manufacturing and marketing 510(k) and 510(k) exempt products for use in the medical field.

Description of Business

Medovex Corp. (the “Company” or “Medovex”), was incorporated in Nevada on July 30, 2013 as SpineZ Corp. (“SpineZ”) and changed its name to Medovex Corp. on March 20, 2014. Medovex is the parent company of Debride Inc. (“Debride”), which was incorporated under the laws of the State of Florida on October 1, 2012.

On September 3, 2013, Debride entered into an Agreement and Plan of Merger with SpineZ, a privately owned company with no operations (the “SpineZ Merger”). The SpineZ Merger was effectuated as a share exchange transaction in which the former stockholders of Debride exchanged each share that they owned of Debride for 1.936 shares of SpineZ. As a result of the SpineZ Merger, the former owners of Debride became 53% majority owners of SpineZ. The Company accounted for this transaction as a reverse merger and recapitalization of Debride into SpineZ. The Company is a development stage enterprise that has acquired a patent, patent applications and other intellectual property rights relating to the use, development, and commercialization of the DenerveX™ System which consists of the DenerveX Device and the DenerveX Pro-40 power generator (“DenerveX”). DenerveX is a device that is intended to be used in the treatment of conditions resulting from the degeneration of joints in the spine that cause back pain.

In March 2014, SpineZ changed its legal name to Medovex Corp. and effectuated a 1 for 2 reverse stock split. All share related amounts in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted to reflect this reverse split.

On March 9, 2015, the Board of Directors of MedoveX and Streamline, Inc., a Minnesota corporation (“Streamline”), approved an Agreement and Plan of Merger (the “Merger Agreement”). On March 24, 2015, Streamline shareholders approved the Merger Agreement and the transaction closed immediately thereafter. Under the Merger Agreement, STML Merger Sub, Inc. a wholly-owned subsidiary of MedoveX, merged with Streamline, and thus Streamline became a wholly-owned subsidiary of MedoveX. Streamline is in the business of designing, developing, manufacturing and marketing 510(k) and 510(k) exempt products for use in the medical field.